Discontinued operations (Details Narrative) - Discontinued Operations [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Statement [Line Items]
Selling Expenses	$ 616,002
Total consideration of property	12,730,942
Gain on sale of property and plant	$ 4,249,582